Derivative Financial Instruments and Hedging Activities	12 Months Ended
Dec. 31, 2019
Derivative Instruments and Hedging Activities Disclosure [Abstract]
DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGING ACTIVITIES	DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGING ACTIVITIES

In the normal course of business, our operations are exposed to global market risks, including the effect of changes in interest rates and foreign currency exchange rates. To manage these risks, we enter into highly effective derivative contracts:

•	Interest rate contracts, including swaps, that are used to manage the effects of interest rate fluctuations;

•	Foreign currency exchange contracts, including forwards, that are used to manage foreign exchange exposure; and

•	Cross-currency interest rate swap contracts that are used to manage foreign currency and interest rate exposures on foreign-denominated debt.

We review our hedging program, derivative positions, and overall risk management strategy on a regular basis.

Derivative Financial Instruments and Hedge Accounting. Derivative assets and derivative liabilities are reported in Derivative financial instruments on our balance sheet at fair value and presented on a gross basis.

Our derivatives are over-the-counter customized derivative transactions and are not exchange traded. We estimate the fair value of these instruments using industry-standard valuation models such as a discounted cash flow. These models project future cash flows and discount the future amounts to a present value using market-based expectations for interest rates, foreign exchange rates, and the contractual terms of the derivative instruments. The discount rate used is the relevant interbank benchmark rate (e.g., LIBOR, SONIA) plus an adjustment for nonperformance risk. The adjustment reflects the full credit default swap (“CDS”) spread applied to a net exposure, by counterparty, considering the master netting agreements and any posted collateral. We use our counterparty’s CDS spread when we are in a net asset position and our own CDS spread when we are in a net liability position.

We have elected to apply hedge accounting to certain derivatives. Derivatives that are designated in hedging relationships are evaluated for effectiveness using regression analysis at the time they are designated and throughout the hedge period. Some derivatives do not qualify for hedge accounting; for others, we elect not to apply hedge accounting.

NOTE 9. DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGING ACTIVITIES (Continued)

Fair Value Hedges. We use derivatives to reduce the risk of changes in the fair value of debt. We have designated certain receive-fixed, pay-float interest rate swaps as fair value hedges of fixed-rate debt. The risk being hedged is the risk of changes in the fair value of the hedged debt attributable to changes in the benchmark interest rate. If the hedge relationship is deemed to be highly effective, we report the changes in the fair value of the hedged debt related to the risk being hedged in Debt and Interest expense. Net interest settlements and accruals, and the fair value changes on hedging instruments are reported in Interest expense. The cash flows associated with fair value hedges are reported in Net cash provided by / (used in) operating activities on our statement of cash flows.

When a fair value hedge is de-designated, or when the derivative is terminated before maturity, the fair value adjustment to the hedged debt continues to be reported as part of the carrying value of the debt and is recognized in Interest expense over its remaining life.

Derivatives Not Designated as Hedging Instruments. We report net interest settlements and accruals and changes in the fair value of interest rate swaps not designated as hedging instruments in Other income, net. Foreign currency revaluation on accrued interest along with gains and losses on foreign exchange contracts and cross currency interest rate swaps are reported in Other income, net. Cash flows associated with non-designated or de-designated derivatives are reported in Net cash provided by / (used in) investing activities on our statement of cash flows.

Income Effect of Derivative Financial Instruments

The gains / (losses), by hedge designation, reported in income for the years ended December 31 were as follows (in millions):

	2017	2018	2019
Fair value hedges
Interest rate contracts
Net interest settlements and accruals on hedging instruments	$217	$10	$(16)
Fair value changes on hedging instruments (a)	(268)	(155)	706
Fair value changes on hedged debt (a)	267	153	(694)
Derivatives not designated as hedging instruments
Interest rate contracts	58	(84)	(13)
Foreign currency exchange contracts (b)	(150)	163	52
Cross-currency interest rate swap contracts	103	(244)	(229)
Total	$227	$(157)	$(194)
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(a)	For 2017, the fair value changes on hedging instruments and on hedged debt were reported in Other income, net; effective 2018, these amounts were reported in Interest expense.

(b)	Reflects forward contracts between Ford Credit and an affiliated company.

NOTE 9. DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGING ACTIVITIES (Continued)

Balance Sheet Effect of Derivative Financial Instruments

Derivative assets and liabilities are reported on the balance sheet at fair value and are presented on a gross basis. The notional amounts of the derivative instruments do not necessarily represent amounts exchanged by the parties and are not a direct measure of our financial exposure. We also enter into master agreements with counterparties that may allow for netting of exposures in the event of default or breach of the counterparty agreement. Collateral represents cash received or paid under reciprocal arrangements that we have entered into with our derivative counterparties which we do not use to offset our derivative assets and liabilities.

The fair value of our derivative instruments and the associated notional amounts, presented gross, at December 31 were as follows (in millions):

	2018			2019
	Notional	Fair Value of Assets	Fair Value of Liabilities	Notional	Fair Value of Assets	Fair Value of Liabilities
Fair value hedges
Interest rate contracts	$22,989	$158	$208	$26,577	$702	$19
Derivatives not designated as hedging instruments
Interest rate contracts	76,904	235	274	68,914	275	191
Foreign currency exchange contracts	4,318	45	24	5,540	17	79
Cross-currency interest rate swap contracts	5,235	232	157	5,849	134	67
Total derivative financial instruments, gross (a) (b)	$109,446	$670	$663	$106,880	$1,128	$356
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(a)	At December 31, 2018 and 2019, we held collateral of $19 million and $18 million, and we posted collateral of $59 million and $78 million, respectively.
(b)
At December 31, 2018 and 2019, the fair value of assets and liabilities available for counterparty netting was $233 million and $169 million, respectively. All derivatives are categorized within Level 2 of the fair value hierarchy.